Fixed assets - Depreciation and amortization - Intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	€ (2,363)	€ (2,309)	€ (2,286)
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	(1,481)	(1,468)	(1,428)
Licences and franchises [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	(633)	(567)	(570)
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	(131)	(150)	(146)
Other brands [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	(9)	(9)	(9)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Depreciation and amortization	€ (109)	€ (115)	€ (133)